Stockholders' Equity (Details)							1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 05, 2023 shares	Sep. 26, 2023 $ / shares shares	Jun. 09, 2023 USD ($) $ / shares	Jun. 06, 2023 $ / shares shares	Feb. 16, 2023 USD ($) $ / shares shares	Jul. 13, 2021 $ / shares shares	Sep. 30, 2023 USD ($) Vote $ / shares shares	Jun. 30, 2023 $ / shares shares	May 31, 2023 USD ($) shares	Apr. 30, 2023 USD ($) shares	Sep. 30, 2023 USD ($) Vote $ / shares shares	Jun. 30, 2023 $ / shares shares	Sep. 30, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2018 item shares	Jun. 08, 2023 $ / shares shares	Feb. 28, 2023 $ / shares shares	Dec. 16, 2022 $ / shares shares	Apr. 27, 2021 $ / shares shares
Stockholders' Equity
Maximum number of shares which the Company is authorized to issue																				300,000,000
Preferred stock, par value (in dollars per share) | $ / shares							$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001					$ 0.0001
Accumulated restricted common stock outstanding							10,687,724				10,687,724		10,687,724	648,862
Accumulated restricted common stock issued							10,687,724				10,687,724		10,687,724	648,862
Preferred stock, shares issued							0				0		0	0	0
Net proceeds from sales of common stock | $													$ 14,931,171	$ 1,300,000
Number of warrants purchased						199,241	15,625				15,625		15,625					9,962
Term of warrants						5 years	5 years				5 years		5 years					5 years
Sale of stock exercise price | $ / shares						$ 0.65875												$ 13.175
Issuances of common stock, net (in shares)						7,187,500
Exercise price | $ / shares						$ 100.00	$ 100.00				$ 100.00		$ 100.00
Restricted shares issued in exchange for subscriptions receivable																292,250
Number of purchasers for restricted shares in exchange for subscriptions receivable | item																2
Interest rate for subscriptions receivable																4.00%
Common Stock - Dividends and Voting
Cash dividends were declared or paid | $											$ 0		$ 0	$ 0	$ 0
Common stock voting rights per share							1				1		1	1
Maximum
Stockholders' Equity
Exercise price | $ / shares							$ 0.6375				$ 0.6375		$ 0.6375
Pre-funded warrants
Stockholders' Equity
Price per share (in dollars per share) | $ / shares				$ 3.49			0.50	$ 3.49			0.50	$ 3.49	$ 0.50
Issuances of common stock, net (in shares)								1,901,000
Number of warrants sold													16,163,000
Exercise price | $ / shares							$ 0.01	$ 0.01			$ 0.01	$ 0.01	$ 0.01
Series A warrants
Stockholders' Equity
Term of warrants			3 years
Exercise price | $ / shares			$ 3.25
Series A-1 Warrants
Stockholders' Equity
Number of warrants purchased							2,000,000	2,000,000			2,000,000	2,000,000	2,000,000
Exercise price | $ / shares							$ 3.25				$ 3.25		$ 3.25
Series A-2 Warrants
Stockholders' Equity
Number of warrants purchased							2,000,000	2,000,000			2,000,000	2,000,000	2,000,000
Exercise price | $ / shares							$ 3.25				$ 3.25		$ 3.25
June Placement Agent Warrants
Stockholders' Equity
Number of warrants purchased							140,000				140,000		140,000				140,000
Term of warrants			3 years
Exercise price | $ / shares							$ 4.38				$ 4.38		$ 4.38				$ 4.375
Underwriter Warrants
Stockholders' Equity
Number of warrants purchased	16,696
Underwriter Warrants | Maximum
Stockholders' Equity
Number of warrants purchased							843,150				843,150		843,150
Term of warrants							5 years				5 years		5 years
Commencement period for exercise of warrants, following the date of issuance													180 days
RDO PFW
Stockholders' Equity
Price per share (in dollars per share) | $ / shares				0.01
White Lion Purchase Agreement
Stockholders' Equity
Net proceeds from sales of common stock | $									$ 518,844	$ 518,844
Issuances of common stock, net (in shares)									110,000	110,000
Aggregate legal and printing expenses | $									$ 75,418	$ 75,418
Securities Purchase Agreement
Stockholders' Equity
Price per share (in dollars per share) | $ / shares				$ 3.50
Issuances of common stock, net (in shares)				99,000
Net proceeds | $			$ 6,100,000
Commencement period for exercise of warrants, following the date of issuance					6 months
Securities Purchase Agreement | Pre-funded warrants
Stockholders' Equity
Number of warrants sold				1,901,000
Securities Purchase Agreement | Series A-1 Warrants
Stockholders' Equity
Number of warrants sold				2,000,000
Securities Purchase Agreement | Series A-2 Warrants
Stockholders' Equity
Number of warrants sold				2,000,000
Securities Purchase Agreement | June Placement Agent Warrants
Stockholders' Equity
Number of warrants purchased								140,000				140,000
Term of warrants								3 years				3 years
Exercise price | $ / shares								$ 4.375				$ 4.375
Over-Allotment Option
Stockholders' Equity
Issuances of common stock, net (in shares)	333,922
Securities Purchase Agreement
Stockholders' Equity
Aggregate of direct offering					142,315
Price per share (in dollars per share) | $ / shares					$ 10.54
Net proceeds from sales of common stock | $					$ 1,200,000
Number of warrants purchased																			199,241
Term of warrants																			5 years
Sale of stock exercise price | $ / shares																			$ 0.65875
Underwriting Agreement
Stockholders' Equity
Price per share (in dollars per share) | $ / shares		$ 0.51
Issuances of common stock, net (in shares)		700,000
Net proceeds | $							$ 7,000,000.0
Underwriting Agreement | Pre-funded warrants
Stockholders' Equity
Price per share (in dollars per share) | $ / shares		$ 0.50
Number of warrants exercised							7,087,050
Number of warrants sold		16,163,000
Underwriting Agreement | Pre-funded warrants | Maximum
Stockholders' Equity
Number of warrants purchased		2,339,200
Underwriting Agreement | Underwriter Warrants
Stockholders' Equity
Term of warrants							5 years				5 years		5 years
Exercise price | $ / shares							$ 0.6375				$ 0.6375		$ 0.6375
Commencement period for exercise of warrants, following the date of issuance							180 days
Underwriting Agreement | Underwriter Warrants | Maximum
Stockholders' Equity
Number of warrants purchased							843,150				843,150		843,150
Common Stock
Stockholders' Equity
Maximum number of shares which the Company is authorized to issue																				290,000,000
Issuances of common stock, net (in shares)											8,737,050	1,159,497			7,187,500
Preferred Stock
Stockholders' Equity
Maximum number of shares which the Company is authorized to issue																				10,000,000